Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal accounting policies
Schedule of property and equipment estimated useful lives and residual rate

		Residual
	Estimated useful lives	rate
Servers, computers and equipment	3-5 years	0%-5%
Buildings	32-40 years	0%
Motor vehicles	3-10 years	0%-5%
Renovation of buildings	10 years	0%
Leasehold improvements	Shorter of lease term or 5 years	0%
Furniture, fixture and office equipment	3-5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives

Estimated useful lives

Trademark	6 - 10 years
Customer relationships	3 - 5 years
Non-compete agreement	1 year
Technology	5 - 6 years
Software	1 - 10 years
Licenses	15 years
Operating rights	Shorter of the economic life or contract terms
Domain names	10 - 15 years
Others	Shorter of the economic life or contract terms

Schedule of undiscounted cash flows to the operating lease liabilities recognized

Office rental
US$

2026	10,289
2027	5,584
2028	3,020
2029 and after	4,399
Total undiscounted cash flows	23,292
Less: imputed interest	(2,324)
Present value of lease liabilities	20,968